CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 1,151,221	$ 566,384
Restricted cash and short-term deposits	24,695	75,579
Trade accounts receivable and accrued income	35,518	29,667
Amounts due from related parties	23,228	20,354
Current portion of net investment in sales-type lease	146,829	0
Other current assets	32,013	47,882
Total current assets	1,413,504	739,866
Non-current assets
Restricted cash	39,501	74,619
Equity method investments	45,011	43,665
Assets under development	1,228,129	2,261,197
Vessels and equipment, net	931,192	1,079,745
Net investment in sales-type leases	1,601,452	0
Intangible assets	2,070	2,348
Non-current amounts due from related parties	1,691	6,006
Other non-current assets	63,051	160,231
Total assets	5,325,601	4,367,677
Current liabilities
Current portion of long-term debt and short-term debt	(301,202)	(521,282)
Trade accounts payable (including related party of $3.0 million in 2025)	(123,605)	(198,906)
Accrued expenses	(101,619)	(66,071)
Other current liabilities	(28,914)	(55,265)
Total current liabilities	(555,340)	(841,524)
Non-current liabilities
Long-term debt	(2,456,822)	(930,973)
Other non-current liabilities	(245,885)	(225,776)
Total liabilities	(3,258,047)	(1,998,273)
EQUITY
Share capital 101,319,440 common shares of $1.00 each issued and outstanding (2024: 104,534,703)	(101,319)	(104,535)
Treasury Shares	684	0
Additional paid-in capital	(1,717,732)	(1,705,093)
Contributed surplus	(200,000)	(200,000)
Accumulated other comprehensive loss	1,935	5,743
Retained earnings	173,456	(10,266)
Total stockholders’ equity	(1,842,976)	(2,014,151)
Non-controlling interests	(224,578)	(355,253)
Total equity	(2,067,554)	(2,369,404)
Total liabilities and equity	$ (5,325,601)	$ (4,367,677)